May 1, 2022
Updating Summary Prospectus For Investors In UL II Flexible Premium Multifunded Life Insurance Policies
Issued by Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of the UL II individual flexible premium variable life insurance policies (the “Policies”) issued by Metropolitan Life Insurance Company (“Metropolitan Life,” the “Company,” “we,” “us” or “our”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000238. You can also obtain this information at no cost by calling 1-800-638-5000 or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policies or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus Dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	A surrender charge will be deducted from the cash value if the Policy is surrendered or terminated after a grace period during the first fifteen (15) Policy years. A surrender charge will also be deducted upon surrender or termination of a Policy during the first fifteen (15) Policy years after an increase in the specified face amount of a Policy. In each case, the amount of the surrender charge is based on a charge per thousand dollars of specified face amount of the Policy.
	The maximum surrender charge is 4%. For example, the maximum surrender charge during the first year after issue (or a specified face amount increase), assuming an initial face amount (or subsequent specified face amount increase) of $100,000, is $4,000.			“Charges and Deductions – Surrender Charge”
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions (such as when you make a premium payment or transfer cash value between investment options or request more than one illustration in a year).			“Charges and Deductions – Premium Expense Charges” and “Charges and Deductions - Transfer Charge”
Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., age, sex and risk classification). There is also a monthly administration fee. Please refer to the specifications page of your Policy for applicable rates.
	You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:			“Charges and Deductions – Monthly Deduction from Cash Value” “Charges and Deductions – Charges Against the Separate Account”
	ANNUAL FEE	MIN.	MAX.
	Investment options (Portfolio fees and charges)	0.27%	0.96%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			“Principal Risks”

	RISKS	LOCATION IN PROSPECTUS
Not a Short- Term Investment	The Policies are designed to provide lifetime insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you may also pay surrender charges when surrendering the Policy.	“Principal Risks”
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., Portfolios). Each investment option (including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.	“Principal Risks”
Insurance Company Risks	An investment in the Policy is subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Policy, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request from 1-800-638-5000 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.	“Principal Risks”
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	Policy Owners may transfer cash value between and among the investment divisions and the Fixed Account. Metropolitan Life reserves the right to limit transfers to four (4) per Policy year and to impose a charge of $25 per transfer. Restrictions may apply to frequent transfers.
	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	“Payment and Allocation of Premiums – Cash Value Transfers”
Optional Benefits	Optional benefits were available to be elected at Policy issue only. Optional income plans are available upon the death of the insured, when the Policy reaches its Final Date or if a Policy is surrendered for its cash surrender value.	“Policy Benefits – Optional Benefits”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences	“Federal Tax Matters”

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. This conflict of interest may influence your investment professional when advising you on your Policy.	“Distributing thePolicies”
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	“Distributing the Policies” “Exchange Privilege”

GLOSSARY
Age  — The age in full years of the insured at issue of the Policy plus the number of full Policy years completed since issue. A full Policy year is completed upon the commencement of the next succeeding Policy year.
Base Administration Charge — The portion of the first year monthly administration charge which is determined by the age of the insured under a Policy and not by the specified face amount.
Beneficiary — The beneficiary is the person or persons designated by the Policy Owner to receive the insurance proceeds upon the death of the insured.
Cash Surrender Value — The cash value less any indebtedness and any applicable surrender charge and, if the Policy is surrendered in the first Policy year, less the Base Administration Charge for each full Policy month remaining to the end of the first Policy year.
Cash Value — The sum of the Policy cash values in the Fixed Account, the investment divisions of the Separate Account and the Policy Loan Account.
Date of Policy — The date set forth in the Policy that is used to determine Policy years and Policy Months. Policy anniversaries are measured from the Date of Policy.
Date of Receipt — The date that premium payments and communications will be deemed to be received at the Designated Office.
Designated Office — The office designated for receipt of Policy Owner communications and requests as shown below in “Payment and Allocation of Premiums — Receipt of Communications and Payments at Metropolitan Life’s Designated Office.” You will be provided with information on the Designated Office to use for various transactions.
Final Date — The Policy anniversary on which the insured is age 95.
Fixed Account — An account which is part of the General Account and to which Metropolitan Life will allocate net premiums as directed by the Policy Owner and credit certain fixed rates of interest. Aspects of the Fixed Account are briefly summarized in the Prospectus in order to give a better understanding of how the Policy functions.
Fund  — an underlying mutual fund in which the Separate Account assets are invested. The Separate Account investment divisions invest in different classes (or series) (“Portfolios”) of a mutual fund.
General Account — The assets of Metropolitan Life other than those allocated to the Separate Account or any other separate account.
Guideline Annual Premium — The level annual amount of premium that would be payable through the Final Date of a Policy for the specified face amount of the Policy if premiums were fixed by Metropolitan Life as to both timing and amount and were based on 1980 Commissioners Standard Ordinary Mortality Tables, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders.
Indebtedness  — The total of any unpaid Policy loan and loan interest.
Insured  — The person upon whose life the Policy is issued.

Investment Start Date — The date the first premium is applied to the Fixed Account and/or the Separate Account. It is the later of (1) the Date of Policy and (2) the date the first premium for a Policy is received at the Designated Office.
Investment Division —  An subdivision of the Separate Account. The assets in each investment division are invested exclusively in the shares of a specified Portfolio.
Loan Value — The maximum amount that may be borrowed under the Policy. The loan value equals the Policy’s cash surrender value less two monthly deductions, or, if greater, 75% (90% in Virginia and Maryland) of the cash surrender value (or, in Texas, the Policy’s cash surrender value less the monthly deductions to the end of the Policy year, if greater).
Minimum Initial Specified Face Amount — The minimum specified face amount of insurance for which a Policy could have been issued. The amount is $100,000 for insureds in the preferred rate class and $50,000 for all other insureds.
Monthly Anniversary — The same date in each month as the Date of Policy. For purposes of the Separate Account, whenever the monthly anniversary date falls on a date other than a valuation date, the next valuation date will be deemed to be the monthly anniversary.
Monthly Deduction — Charges deducted monthly from the cash value of a Policy and that include the monthly cost of term insurance, the monthly cost of any benefits provided by riders, and the monthly policy charges.
Planned Periodic Premium — The Policy Owner’s self-determined level-amount premium planned to be paid at fixed intervals over a specified period of time. The Policy Owner was not required to follow this schedule after the first two Policy years unless the guaranteed minimum death benefit rider is in effect.
Policy  — The flexible premium multifunded life insurance policy offered by Metropolitan Life and described in this Prospectus.
Policy Loan Account — An account within the general account to which cash value from the Separate Account and/or the Fixed Account in an amount equal to a Policy loan requested by a Policy Owner is transferred.
Policy Month — The month beginning on the monthly anniversary.
Policy Owner (“Owner”) — The person so designated in the application or as subsequently changed.
Portfolio  — A Portfolio represents a class (or series) of stock of an underlying mutual fund (“Fund”) in which an investment division's assets are invested.
Separate Account — Metropolitan Life Separate Account UL, a separate investment account of Metropolitan Life through which premiums paid under the Policy are invested to the extent allocated to the Separate Account by the Policy Owner.
Specified Face Amount — The amount set forth on the face of the Policy.
Target Premium — The estimated annual amount that would keep a Policy in force to maturity based on the insured’s attained age and sex, the specified face amount of insurance and reasonable estimates of mortality and interest.

Valuation Date — Each day on which the New York Stock Exchange is open for trading or, on days other than when the New York Stock Exchange is open, on which it is determined that there is a sufficient degree of trading in a Fund’s portfolio securities that the current net asset value of its redeemable securities might be materially affected. Valuations for any date other than a Valuation Date will be determined as of the next Valuation Date.
Valuation Period — The period between two successive Valuation Dates, commencing at 4:00 p.m., New York City time, on each valuation date and ending at 4:00 p.m., New York City time, on the next succeeding Valuation Date.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000238. You can also request this information at no cost by calling 1-800-638-5000 or by sending an email request to RCG@metlife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	6.74%	12.51%	15.45%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.60%	21.97%	19.71%	25.43%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.54%	24.10%	15.42%	16.39%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.45%	-0.31%	3.27%	4.25%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	-0.76%	13.35%	9.97%
US Fixed Income	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	21.20%	25.45%	18.64%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	-0.19%	1.01%	0.54%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.72%	18.34%	14.91%	13.15%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.60%	4.01%	6.00%	5.30%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.60%	7.68%	8.12%	7.37%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.63%	11.17%	10.45%	9.47%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.67%	14.87%	12.89%	11.54%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	26.91%	10.32%	11.00%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	24.38%	18.14%	16.33%
Sector	CBRE Global Real Estate Portfolio - Class A (formerly known as Clarion Global Real Estate Portfolio - Class A) Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.62%	34.70%	10.29%	9.28%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	14.68%	18.90%	15.49%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.76%	8.66%	7.35%	9.00%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	15.76%	18.44%	14.46%
US Equity	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.80%	7.12%	19.19%	16.92%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	17.17%	27.45%	20.50%
US Equity	Loomis Sayles Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	21.95%	11.95%	13.23%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	10.00%	19.09%	15.79%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	-1.93%	3.32%	2.64%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.29%	24.40%	12.81%	13.93%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	10.72%	9.38%	7.84%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	14.52%	11.93%	13.20%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	28.36%	18.18%	16.26%
International Equity	MFS ® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	11.98%	12.58%	8.72%
Allocation	MFS ® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.59%	14.22%	9.89%	9.68%
US Equity	MFS ® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.57%	25.54%	12.51%	13.70%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.62%	-10.54%	37.65%	20.90%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	18.41%	15.71%	14.21%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.53%	5.61%	5.42%	3.16%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.47%	-1.13%	4.15%	3.58%
Allocation	SSGA Growth and Income ETF Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.51%	13.61%	10.31%	8.75%
Allocation	SSGA Growth ETF Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.54%	17.88%	12.01%	10.31%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	20.22%	23.39%	19.26%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	15.15%	18.19%	16.57%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.49%	11.67%	16.25%	15.90%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.59%	32.13%	12.75%	12.26%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	-1.52%	2.49%	1.97%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000238. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-800-638-5000 or send an email request to RCG@metlife.com.
EDGAR ID: C000023054